Concentrations and Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net Total Sales	$ 11,523	$ 18,952	$ 25,370
Net Total Sales, percent	100.00%	100.00%	100.00%
Total Trade Receivables	$ 794	$ 1,213
Customer A [Member]
Net Total Sales	$ 3,579	$ 2,729	$ 3,874
Net Total Sales, percent	31.00%	14.00%	15.00%
Total Trade Receivables	$ 234	$ 328
Total Trade Receivables, percent	30.00%	28.00%
CustomerB [Member]
Net Total Sales	$ 1,662	$ 1,563	$ 1,738
Net Total Sales, percent	14.00%	8.00%	7.00%
Total Trade Receivables	$ 0	$ 162
Total Trade Receivables, percent	14.00%	14.00%
Customer C [Member]
Net Total Sales	$ 1,599	$ 2,435	$ 1,969
Net Total Sales, percent	14.00%	13.00%	8.00%
Total Trade Receivables	$ 200	$ 455
Total Trade Receivables, percent	25.00%	39.00%
Customer D [Member]
Net Total Sales	$ 1,115	$ 8,472	$ 14,145
Net Total Sales, percent	10.00%	45.00%	56.00%
Total [Member]
Net Total Sales	$ 7,955	$ 15,199	$ 21,726
Net Total Sales, percent	69.00%	80.00%	86.00%
Total Trade Receivables, percent	69.00%	81.00%
Customer E [Member]
Total Trade Receivables	$ 113	$ 0
Total Trade Receivables, percent	0.00%	0.00%